Charter arrangements	12 Months Ended
Dec. 31, 2025
Charter arrangements [Abstract]
Charter arrangements
Note 4 – Charter arrangements

The below table details the Company’s shipping revenues:

(Dollars in thousands)	2025	2024	2023
Time charter revenues [1]	$145,800	$82,640	$74,989
Voyage charter revenues[2]	351,397	485,195	481,087
Shipping revenues	$497,197	$567,835	$556,075
Other revenues [3]	1,203	3,938	4,481
Total revenues	$498,400	$571,773	$560,556
Whereof IFRS 15 revenues	$383,182	$507,569	$504,529

[1]
The majority of time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $30,582 thousand, $18,436 thousand, and $18,961 thousand, for 2025, 2024 and 2023, respectively, is recognized in accordance with IFRS 15.

[2]	Voyage charter revenues are related to revenue from spot charters and are presented in accordance with IFRS 15.
[3]	Other revenues mainly relate to technical management services provided and are presented in accordance with IFRS 15.

The following summarizes the Company’s vessel employment as of December 31, 2025:

Vessel	Type of Employment	Expiry
VLCC
DHT Appaloosa	Time charter with profit sharing	Q2 2032
DHT Mustang	Spot
DHT Nokota	Spot
DHT Bronco	Spot
DHT Colt	Spot
DHT Stallion	Spot
DHT Tiger	Time charter	Q1 2026
DHT Harrier	Time charter	Q1 2026
DHT Puma	Time charter with profit sharing	Q1 2026
DHT Panther	Spot
DHT Osprey	Time charter	Q2 2027
DHT Lion	Time charter	Q1 2026
DHT Leopard	Time charter	Q4 2027
DHT Jaguar	Spot
DHT Taiga	Spot
DHT Opal	Spot
DHT Sundarbans	Spot
DHT Redwood	Spot
DHT Amazon	Spot
DHT China	Time charter	Q1 2026
DHT Europe	Time charter	Q1 2026
DHT Bauhinia	Time charter	Q2 2026

Future charter payments

The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands) Year	Amount
2026	$55,245
2027	32,693
2028	14,063
2029	14,883
2030	14,883
Thereafter	19,188
Net charter payments	$150,955

The future net charter payments were $113,117 thousand for the year ending December 31, 2024, and $147,072 thousand for the year ending December 31, 2023.

Any extension periods, unless already exercised as of December 31, 2025, are not included in the table above. Time charter hire payments are not received when a vessel is off-hire, including off-hire related to normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time for off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Contract balances

Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	8,9

Deferred shipping revenues relate to charter hire payments paid in advance. The year-end deferred shipping revenues balances have been recognized as revenue in the following year due to the short-term nature of the advances.

(Dollars in thousands)	2025	2024	2023
Deferred shipping revenues	$11,397	$6,139	$4,394

Capitalized voyage expenses

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

(Dollars in thousands)	2025	2024	2023
Capitalized voyage expenses	$1,684	$2,450	$2,549

During the twelve months of 2025, $2,450 thousand was amortized related to voyages in progress as of December 31, 2024, and $1,810 thousand was amortized related to the voyages in progress as of December 31, 2025. No impairment losses were recognized in the period. During the twelve months of 2024, $2,549 thousand was amortized related to voyages in progress as of December 31, 2023, and $2,027 thousand was amortized related to the voyages in progress as of December 31, 2024. No impairment losses were recognized in the period. During the twelve months of 2023, $2,799 thousand was amortized related to voyages in progress as of December 31, 2022, and $2,264 thousand was amortized related to the voyages in progress as of December 31, 2023. No impairment losses were recognized in the period.

Concentration of risk

As of December 31, 2025, 10 of the Company’s 22 vessels were chartered to five different counterparties and 12 vessels were operated in the spot market.

As of December 31, 2024, seven of the Company’s 24 vessels were chartered to five different counterparties and 17 vessels were operated in the spot market.

As of December 31, 2023, five of the Company’s 24 vessels were chartered to three different counterparties and 19 vessels were operated in the spot market.

The Company believes that the concentration of risk is limited and can be adequately monitored.